SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE AND WEIGHTED AVERAGE EXERCISE PRICE OF OPTIONS (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 04, 2023 $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise Range		$ 1.12
Number Outstanding | shares	7,292,889		6,741,825	4,959,617	5,114,449
Historical Weighted Average Exercise Price	$ 3.92		$ 4.10	$ 4.40	$ 3.30
Weighted Average Remaining Remaining Life (years)	6 years 11 months 12 days
Number Exercisable | shares	4,708,705
Historical Weighted Average Exercise Price	$ 3.81
Exercise Range One [member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	7,000
Historical Weighted Average Exercise Price	$ 1.97
Weighted Average Remaining Remaining Life (years)	4 years 7 months 2 days
Number Exercisable | shares	7,000
Historical Weighted Average Exercise Price	$ 1.97
Exercise Range One [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	0.83
Exercise Range One [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 1.97
Exercise Range Two [member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	1,851,073
Historical Weighted Average Exercise Price	$ 2.45
Weighted Average Remaining Remaining Life (years)	6 years 2 months 1 day
Number Exercisable | shares	1,328,577
Historical Weighted Average Exercise Price	$ 2.36
Exercise Range Two [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	1.98
Exercise Range Two [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 2.80
Exercise Range Three [member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	5,434,816
Historical Weighted Average Exercise Price	$ 4.44
Weighted Average Remaining Remaining Life (years)	7 years 2 months 15 days
Number Exercisable | shares	3,373,128
Historical Weighted Average Exercise Price	$ 4.38
Exercise Range Three [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	2.81
Exercise Range Three [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 9.02